Subsequent Events (Details) - Mar. 31, 2026 $ in Millions, $ in Millions	HKD ($)	USD ($)
Subsequent Events [Line Items]
Net outstanding balance		$ 3.4
HSBC [Member]
Subsequent Events [Line Items]
Repayment of debt		4.1
Kyrin Starway Limited [Member]
Subsequent Events [Line Items]
Repayment of debt	$ 18.1	$ 2.3